Cover - shares	12 Months Ended
	Jun. 30, 2025	Nov. 13, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Gelteq Limited
Entity Central Index Key	0001920092
Entity File Number	001-42373
Entity Incorporation, State or Country Code	C3
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Level 19644 Chapel Street
Entity Address, Address Line Two	South Yarra
Entity Address, City or Town	VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3141
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	GELS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		10,711,059
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Nathan J. Givoni
Entity Address, Address Line One	Level 19644 Chapel Street
Entity Address, Address Line Two	South Yarra
Entity Address, City or Town	VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3141
Entity Phone Fax Numbers [Line Items]
City Area Code	+61
Local Phone Number	3 9087 3990